Goodwill, Intangible Assets and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions, Goodwill and Intangible Assets
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2019	$28,989	$—	$28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	30,899	30,813	61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	1,813	1,101	2,914
Balance as of December 31, 2021	83,746	46,659	130,405
Currency translation adjustment	(6,585)	(3,669)	(10,254)
Balance as of December 31, 2022	$77,161	$42,990	$120,151

Summary of the Group's intangible assets arising from acquisitions

	As of December 31, 2021			As of December 31, 2022
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$150,371	$(16,649)	$133,722	$140,328	$(30,029)	$110,299
Technology	10,172	(5,494)	4,678	2,808	(2,596)	212
Trademark and Domain name	20,078	(4,458)	15,620	12,892	(4,280)	8,612
Supplier-relationship	10,538	(6,961)	3,577	—	—	—
Others	13,924	(4,591)	9,333	13,045	(7,096)	5,949
Total	$205,083	$(38,153)	$166,930	$169,073	$(44,001)	$125,072

Schedule of estimated amortization expenses

Year Ended December 31,	(In US$ thousands)
2023	$19,026
2024	18,914
2025	15,049
2026	15,137
2027	14,852
Thereafter	41,878
Total expected amortization expense *	$124,856
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.

JM Tech
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 31, 2020
(In US$ thousands)
Consideration	$218,590
Redeemable non-controlling interest (Note 17)	55,192
Non-controlling interest	16,133
Total	$289,915

Short-term investments acquired	$155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	$289,915

Wuta application
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of May 1, 2021
(In US$ thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	$77,226

Cash and short-term investments acquired	$5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

E-sports team
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of August 1, 2021
(In US$ thousands)
Consideration	$30,953

Identifiable intangible assets acquired	$19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$30,953